REVENUE RECOGNITION (Schedule of Company's Revenues Disaggregated by Geography) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 255,440	$ 233,559
Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 255,440	$ 233,559
Revenue, Percentage	100.00%	100.00%
Germany [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 75,725	$ 57,384
Revenue, Percentage	29.60%	24.60%
United States [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 45,833	$ 48,763
Revenue, Percentage	17.90%	20.90%
The Netherlands [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 54,335	$ 53,619
Revenue, Percentage	21.30%	23.00%
Spain [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 60,405	$ 54,902
Revenue, Percentage	23.60%	23.50%
Other Countries [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 19,142	$ 18,891
Revenue, Percentage	7.50%	8.10%